Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 4,101	$ 2,433	$ 4,521
Income taxes at Swiss tax rate of 18.5% for 2025, 18.5% for 2024 and 18.5% for 2023	759	450	836
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	17	(66)	(43)
Tax effects of losses not recognized	277	358	71
Previously unrecognized tax losses now utilized	(152)	(454)	(401)
Non-taxable and lower taxed income	(147)	(232)	(165)
Non-deductible expenses and additional taxable income	1,101	1,379	1,017
Adjustments related to prior years - current tax	(109)	(35)	(15)
Adjustments related to prior years - deferred tax	(10)	(27)	10
Change in deferred tax recognition	(1,303)	(608)	(273)
Adjustments to deferred tax balances arising from changes in tax rates	12	6	0
Other items	91	128	169
Income tax expense / (benefit)	$ 534	$ 900	$ 1,206
Applicable tax rate	18.50%	18.50%	18.50%
of which: Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 1,352	$ 221	$ 3,174
Increase / (decrease) resulting from:
Income tax expense / (benefit)	559	461	849
of which: Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	2,749	2,212	1,347
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ (25)	$ 439	$ 356